Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2014
Commitments And Contingencies Tables
Operating Lease Obligations
Fiscal Year	Total

2015	$299,121
2016	269,149
2017	109,069
Thereafter	89,718

Total	$767,057